Share capital (Details 2) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Share Capital Details 2Abstract
Stock-based compensation pertaining to general and administrative expenses	$ 338,717	$ 503,402
Stock-based compensation pertaining to research and development expenses	351,755	503,403
Total stock-based compensation expense recognized	$ 690,472	$ 1,006,805